Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Condensed Income Statements, Captions [Line Items]
Loss before income taxes	$ (2,253)	$ (6,455)	$ (1,214)
Income taxes	207	624	328
Net loss	(2,808)	(7,490)	(1,991)
Share of other comprehensive income of subsidiaries	33	57	718
Total comprehensive loss attributable to Deswell Industries, Inc.	(2,775)	(7,433)	(1,273)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (loss) of subsidiaries	(1,120)	(5,213)	394
Operating expenses	1,688	2,277	2,385
Loss before income taxes	$ (2,808)	$ (7,490)	$ (1,991)
Income taxes
Net loss	$ (2,808)	$ (7,490)	$ (1,991)
Share of other comprehensive income of subsidiaries	33	57	718
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (2,775)	$ (7,433)	$ (1,273)